SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 11, 2018	Sep. 28, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash equivalents			$ 0	$ 0
Allowance for doubtful accounts			0	7,914
Inventory reserve			0	0
Impairments of long-lived assets			$ 0
Patent useful life			20 years
Revenue			$ 190,029	274,403
Loss on extinguishment of debt	$ 44,348		(44,353)
Reclassification of derivative liability to additional paid in capital	$ 1,141,995		1,141,995
Gain on conversion of debt		$ 3,976,992
Revenue [Member] | First customers [Member]
Revenue			$ 145,000	$ 156,000
Concentration Percentage			76.00%	51.00%
Revenue [Member] | Second customers [Member]
Revenue			$ 32,000	$ 50,000
Concentration Percentage			17.00%	18.00%
Revenue [Member] | Third customers [Member]
Revenue				$ 41,000
Concentration Percentage				15.00%